Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leases
Note 19 – Leases

Leases in which the Group is the lessee

1.
Under an office leasing agreement dated May 18, 2021, the Company leased office space and parking spaces, for a monthly fee of USD 51 thousand (NIS 178 thousand) linked to the CPI, including management fees and insurance, for a period of 4 years, with an option to extend the term of the lease by an additional term of 4 years. On February 2022, after receiving the facilities, the Company initially recognized a long-term lease liability and a right-of-use asset in the amount of USD 3,625 thousand (NIS 12,687 thousand). The incremental interest rate used for estimating the liability is 8.77%.

In conjunction with the aforementioned lease, the Company terminated its previous leasing agreements in Israel.

2.	Right-of-Use Asset

USD thousands
Balance as at January 1, 2021	168
Additions following the acquisition of POM	16
Additions during the year	512
Amortization during the year	(286)
Effect of changes in exchange rates	(3)
Balance as at December 31, 2021	407
Additions during the year	4,099
Terminations during the year	(239)
Amortization during the year	(619)
Effect of CPI	145
Effect of changes in exchange rates	(393)
Balance as at December 31, 2022	3,400

3.	Maturity analysis of for the Company’s lease liabilities

	December 31,	December 31,
	2022	2021
	USD thousands	USD thousands

Up to one year	394	165
1-8 years	3,109	246
Total	3,503	411

4.	Amounts recognized in profit or loss

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020
	USD thousands	USD thousands	USD thousands

Amortization of ROU asset	619	286	146
Expenses related to short-term leases	149	-	-
Interest and CPI expenses on lease liability	266	9	5

Total amounts paid for leasing of the offices in the period ended December 31, 2022 and  December 31, 2021, was USD 870 thousand and USD 346 thousand, respectively.